Corporate Information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Corporate Information
Corporate Information
1.	Corporate Information

Lilium GmbH was founded in 2015 as a start-up in the field of urban air mobility and intends to make regional air mobility a reality. Since its founding Lilium GmbH has primarily engaged in research and development of a self-developed electric Vertical Takeoff and Landing (eVTOL) jet (the “Lilium Jet”) for production and operation of a regional air mobility service as well as related services.

Lilium GmbH is a German limited-liability company and is registered in the commercial register at the Bavaria District Court Munich Germany under the number 216921. The registered headquarter is Claude-Dornier Str. 1, Geb. 335, 82234 Wessling Germany. As described in note 19 Lilium entered closed its business combination on September 14, 2021 whereby the shareholders of Lilium contributed their shares in Lilium in exchange for shares in Lilium N.V. whereby Lilium GmbH became a 100% subsidiary of Lilium N.V.

The interim condensed consolidated financial statements of Lilium GmbH and its subsidiaries, collectively referred to as “the Company”, “the Group” or the “Lilium Group”, for the six months ended June 30, 2021 were authorized for issue by the Management Board on October 25, 2021.

Lilium GmbH is the ultimate parent of the Lilium Group; its subsidiaries are as follows:

			% equity interest owned by
	Country of	Date of	Lilium GmbH
Name	incorporation	incorporation	06/30/ 2021	12/31/ 2020
Lilium Aviation US Inc.	United States	July 1, 2020	100.0%	100.0%
Lilium Schweiz GmbH	Switzerland	December 8, 2017	100.0%	100.0%
Lilium Aviation UK Ltd.	United Kingdom	December 20, 2017	100.0%	100.0%
Lilium eAircraft GmbH	Germany	August 17, 2020	100.0%	100.0%

1.	Corporate Information

Lilium GmbH was founded in 2015 as a start-up in the field of urban air mobility and intends to make regional air mobility a reality. Since their founding Lilium GmbH has primarily engaged in research and development of a self-developed electric Vertical Takeoff and Landing (eVTOL) jet (the “Lilium Jet”) for production and operation of a regional air mobility service as well as related services.

Lilium GmbH is a German limited-liability company and is registered in the commercial register at the Bavaria District Court Munich Germany under the number 216921. The registered headquarter is Claude-Dornier Str. 1, Geb. 335, 82234 Wessling Germany.

The consolidated financial statements of Lilium GmbH and its subsidiaries, collectively referred to as “the Company”, “the Group” or the “Lilium Group”, for the years ended December 31, 2020 and 2019 were authorized for issue by the Management Board on May 5, 2021.